Note 10 - Deposits - Certificate of Deposit by Maturity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 47,190
2020	65,451
2021	29,512
2022	8,932
2023	15,131
Total	$ 166,216